Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan

1. Description of the Plan

The following description of the Packaging Corporation of America Thrift Plan for Hourly Employees (the “Plan”) provides general information. The Plan Sponsor is Packaging Corporation of America (the “Company” or “PCA”). Participants should refer to the Plan document, including the special appendix sections (“Special Appendix”), for a more complete description of eligibility requirements, contribution limits, Company matching contributions, and vesting provisions. There is a Special Appendix for each Company location.

General

The Plan is a defined contribution plan, established on February 1, 2000, and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan covers eligible hourly employees of the Company, its subsidiaries, and the covered groups that have adopted the Plan. The Benefits Administration Committee is responsible for the oversight of the Plan. The Investment Committee determines the appropriateness of the Plan’s investment offerings and monitors investment performance. Both committees are appointed by the Board of Directors of the Company.

Alight Solutions is the Plan’s recordkeeper. Northern Trust is the Plan’s trustee and custodian. Mercer is an ERISA §3(38) investment advisor to the Plan.

For the year ended December 31, 2025, the Plan adopted certain voluntary provisions under the Setting Every Community Up for Retirement Enhancement 2.0 Act of 2022 (“SECURE 2.0 Act”), as discussed below. The SECURE 2.0 Act is legislation designed to enhance retirement savings and update the regulatory framework for qualified retirement plans.

Contributions

Upon hire, eligible employees receive written notice of the automatic enrollment process into the Plan, which occurs 45 days after the date of hire. Automatic enrollment will not occur if the employee decides to enroll prior to the automatic enrollment date or if the employee opts out of participation in the Plan. Additionally, the Plan includes an automatic escalation feature that increases participants’ contribution rates over time to a maximum contribution rate of 10% unless participants opt out or elect a different rate.

Eligible employees electing to participate in the Plan may make salary deferral contributions through payroll deductions based upon the deferral percentage limits specified in each covered Special Appendix that vary by geographic location, with such contributions limited to $23,500 in 2025 for employees under age 50, and $31,000 in 2025 for employees aged 50 and older. Effective January 1, 2025, the Plan adopted the optional provision under the SECURE 2.0 Act that permits a catch-up contribution limit of $34,750 for employees aged 60 to 63. Employees aged 64 and older remain at the same contribution limit of $31,000 effective for those aged 50 and older.

The Company contributes on behalf of the participants a matching contribution equal to an amount detailed in each location’s Special Appendix. The Company’s matching contributions are invested in the Plan’s investment funds based on the participant investment elections.

The Company makes a retirement savings contribution to certain eligible employees of up to 6.5% of compensation based on years of service and/or age, as defined in the location’s Special Appendix. This contribution is made on behalf of the employee regardless of whether or not the employee is contributing to the Plan.

Participants may make Roth contributions to the Plan, which are after-tax contributions whose earnings are not taxable upon qualified distribution.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, Company contributions, and an allocation of Plan earnings or losses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Vesting

Participants are 100% vested immediately in the value of their contributions, earnings thereon and rollovers from other qualified plans.

The Company’s matching contribution and the retirement savings contribution, and earnings thereon, vest at a rate specified in each Special Appendix. To the extent a participant is not 100% vested in the Company’s matching contributions or retirement savings contribution, upon attainment of age 65 or termination of employment due to death or permanent disability, a participant will become 100% vested in the Company’s matching contributions and retirement savings contributions. Forfeited non-vested accounts are applied to reduce future Company contributions.

Investment Options

Participants may elect to invest their account balances in any of the available investment options provided by the Plan through the PCA Defined Contribution Master Trust (the “Master Trust”). Participants may change their investment options on any business day, subject to certain short-term trading restrictions outlined in the Plan document.

The portion of the Plan’s interest in the Master Trust currently invested in the PCA Common Stock Fund, and any future employee or employer contributions used to acquire PCA common stock, is invested in the Employee Stock Ownership Plan (“ESOP”) component of the Plan. Plan participants may instruct the Plan’s trustee to distribute future cash dividends paid on shares of PCA common stock credited to their PCA common stock ESOP directly to them. The election to receive cash dividends is made through the PCA Benefits Center, and dividends will be reported as taxable income.

Benefit Payments

In the event of retirement (as defined in the Plan), death, permanent disability, or termination of employment, the vested balance in the participant’s account will generally be distributed to the participant or the participant’s beneficiary in a single lump-sum cash payment. The portion of the participant’s account invested in the PCA Common Stock Fund will be distributed in cash unless elected to be distributed in kind. In-service withdrawals of rollover contributions and related earnings and certain predecessor plan account balances, as defined, are available for any reason.

Certain participants, as specified in each covered location’s Special Appendix, who have attained age 55 may elect an in-service withdrawal from their vested Company matching contribution account. Participants, as specified in each location’s Special Appendix, who have attained age 59 1/2 may elect to withdraw all or part of their account balance. A participant’s entire account balance shall be distributed no later than April 1 following the later of the calendar year in which the participant attains age 72 or the calendar year in which the participant’s termination of employment occurs.

Administrative Expenses

Participant accounts are charged $12.50 per quarter for administrative expenses. If administrative expenses exceed the amount paid by participants, the Company will pay the difference. Administrative expenses primarily include recordkeeper fees, investment management expenses, and professional service fees.

Notes Receivable from Participants

Certain participants, as specified in each covered location’s Special Appendix, may borrow an amount up to the lesser of $50,000 or 50% of their vested account balance. The minimum loan amount is $1,000. Such loans bear interest at the prime rate as published by The Wall Street Journal and are secured by the participant’s account balance in the Plan. Loans must be repaid within 60 months, with principal and interest payments made primarily through payroll deductions. There may be primary residence loans that exceed the 60-month repayment period but only if they were transferred in from another plan. There may also be loans with repayment schedules affected by COVID-related relief that exceed the 60-month repayment period. Employees on an unpaid leave may continue to repay loans via check, money order, or online debit during their period of absence. Participants also have the ability to elect to make a one-time repayment of their outstanding loan balance, of which the payment can be made via check, money order, or online debit. Participants may take up to two general purpose loans at a time. A loan is considered in default and becomes a taxable event when a loan is not current at the end of the cure period, the quarter following the quarter in which the payment was missed.

Interest rates on loans outstanding in the Plan at both December 31, 2025 and 2024 ranged from 3.25% to 9.25%.

Forfeited Accounts

At December 31, 2025 and 2024, forfeited non-vested accounts totaled approximately $2,593,000 and $3,048,000, respectively. These accounts will be used to reduce future employer contributions. In 2025, employer contributions were reduced by approximately $3,733,000 for forfeited non-vested accounts.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in the Company’s matching and retirement savings contributions and earnings thereon.